        AIM V.I. AGGRESSIVE
        GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Aggressive Growth Fund seeks to achieve long-term growth of capital.

                                                     AIM--Registered Trademark--

        PROSPECTUS
        JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Future Fund Closure                          4

Share Classes                                4

Distribution                                 4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                                       ANNUAL
YEAR ENDED                                             TOTAL
DECEMBER 31                                            RETURNS
-----------                                            -------
1999 ...............................................    44.67%
2000 ...............................................     2.60%

  During the periods shown in the bar chart, the highest quarterly return was 29.55% (quarter ended December 31, 1999) and the lowest quarterly return was -16.36% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of broad-based securities market indices. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                               SINCE             INCEPTION
December 31, 2000)                                1 YEAR           INCEPTION             DATE
-------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                     2.60%           15.54%            05/01/98
Russell 2000--Registered Trademark-- Index(1)      (3.02)%           1.32%(3)         04/30/98(3)
Russell 2500(TM) Index(2)                           4.27%            6.20%(3)         04/30/98(3)
-------------------------------------------------------------------------------------------------

(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund has elected to use the Russell 2500(TM) Index as its primary index rather than the Russell 2000--Registered Trademark-- Index since the Russell 2500(TM) Index more closely reflects the performance of the securities in which the fund invests.
(2) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.
(3) The average annual total return given is since the date closest to the inception date of the fund.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor . The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.70% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FUTURE FUND CLOSURE

Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the fund may periodically suspend or limit the offering of its shares and it will be closed to new participants when fund assets reach $200 million.

  During closed periods, the fund will accept additional investments from existing participants.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                            FOR THE PERIOD
                                                                      YEAR ENDED                MAY 1,
                                                                     DECEMBER 31,          (DATE OPERATIONS
                                                                ----------------------    COMMENCED) THROUGH
                                                                2000(a)        1999(a)    DECEMBER 31, 1998
                                                                --------       -------    ------------------
Net asset value, beginning of period                            $  14.25       $  9.85          $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.10)        (0.04)           0.04
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.47          4.44           (0.14)
============================================================================================================
    Total from investment operations                                0.37          4.40           (0.10)
============================================================================================================
Less distributions from net investment income                         --            --           (0.05)
============================================================================================================
Net asset value, end of period                                  $  14.62       $ 14.25          $ 9.85
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                     2.60%        44.67%          (0.94)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $103,181       $17,326          $4,399
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.16%(c)      1.19%           1.16%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.26%(c)      2.42%           4.62%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets        (0.59)%(c)    (0.41)%          0.96%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                               65%           89%             30%
____________________________________________________________________________________________________________
============================================================================================================

(a)Calculated using average shares outstanding.
(b)Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.
(c)Ratios are based on average daily net assets of $50,446,304.
(d)Annualized.

                        -------------------------------
                        AIM V.I. AGGRESSIVE GROWTH FUND
                        -------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Aggressive Growth Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. BALANCED FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Balanced Fund seeks to achieve as high a total return as possible, consistent with preservation of capital.

                                                     AIM--Registered Trademark--

        PROSPECTUS
        JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds." The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will primarily purchase equity securities for growth of capital and debt securities for income purposes. However, the portfolio managers will focus on companies whose securities have the potential for both growth of capital and income generation. The portfolio managers consider whether to sell a particular security when they believe that security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                       ANNUAL
YEAR ENDED                                             TOTAL
DECEMBER 31                                            RETURNS
-----------                                            -------
1999.................................................  19.31%
2000.................................................  -4.20%

  During the periods shown in the bar chart, the highest quarterly return was 15.67% (quarter ended December 31, 1999) and the lowest quarterly return was -7.40% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                          SINCE           INCEPTION
December 31, 2000)                            1 YEAR          INCEPTION           DATE
-------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                        (4.20)%         10.07%            05/01/98
Standard & Poor's 500 Index(1)                (9.10)%         8.04%(2)          04/30/98(2)
-------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stocks market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.75% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                        FOR THE PERIOD
                                                                                         MAY 1, (DATE
                                                                   YEAR ENDED             OPERATIONS
                                                                  DECEMBER 31,            COMMENCED)
                                                              ---------------------         THROUGH
                                                              2000(a)       1999(a)    DECEMBER 31, 1998
                                                              -------       -------    -----------------
Net asset value, beginning of period                          $13.04        $11.14          $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.37          0.31             0.12
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.93)         1.83             1.18
========================================================================================================
    Total from investment operations                           (0.56)         2.14             1.30
========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)        (0.17)           (0.14)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --         (0.07)           (0.02)
========================================================================================================
    Total distributions                                        (0.02)        (0.24)           (0.16)
========================================================================================================
Net asset value, end of period                               $ 12.46       $ 13.04          $ 11.14
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                (4.28)%       19.31%           13.02%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $85,693       $48,307          $10,343
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.10%(c)      1.21%            1.18%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.10%(c)      1.31%            2.83%(d)
========================================================================================================
Ratio of net investment income to average net assets            2.80%(c)      2.66%            3.71%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                           49%           57%               9%
________________________________________________________________________________________________________
========================================================================================================

(a)Calculated using average shares outstanding.
(b)Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.
(c)Ratios are based on average daily net assets of $69,450,457.
(d)Annualized.

                             ----------------------
                             AIM V.I. BALANCED FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Balanced Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. BLUE CHIP FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Blue Chip Fund seeks to provide long-term growth of capital with a secondary objective of current income.

                                                     AIM--Registered Trademark--
        PROSPECTUS
        JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1

- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                          2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in the common stocks of blue chip companies. Blue chip companies are those companies that the fund's portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may invest in United States government securities, convertible securities and high-quality debt securities when the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time or purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for period prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's shares for the year ended December 31, 2000.

                                    [GRAPH]

                                        ANNUAL
YEAR ENDED                              TOTAL
DECEMBER 31                             RETURN
-----------                             ------
2000 .................................   -8.18%

  During the period shown in the bar chart, the highest quarterly return was 7.60% (quarter ended March 31, 2000) and the lowest quarterly return was -10.86% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                       SINCE     INCEPTION
December 31, 2000)                               1 YEAR   INCEPTION      DATE
---------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                         (8.18)%    (8.14)%    12/29/99
Russell 1000--Registered Trademark-- Index(1)   (7.79)%    (7.79)%(2) 12/31/99(2)
---------------------------------------------------------------------------------

(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's fiscal year ended December 31, 2000, the advisor received no compensation as a result of fee waivers and/or reimbursements.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in each fund's annual report, which is available upon request.

                                                                                FOR THE PERIOD
                                                                                 DECEMBER 29,
                                                               YEAR ENDED      (DATE OPERATIONS
                                                              DECEMBER 31,    COMMENCED) THROUGH
                                                                2000(a)       DECEMBER 31, 1999
                                                              ------------    ------------------
Net asset value, beginning of period                            $ 10.00             $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02                 --
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.84)                --
================================================================================================
    Total from investment operations                              (0.82)                --
================================================================================================
Less distributions paid from net investment income                 0.00                 --
================================================================================================
Net asset value, end of period                                  $  9.18             $10.00
________________________________________________________________________________________________
================================================================================================
Total return(d)                                                   (8.18)%               --
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $29,787             $1,000
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.31%(b)           1.30%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.13%(b)          12.49%(c)
================================================================================================
Ratio of net investment income to average net assets               0.07%(b)           3.07%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                              15%                --
________________________________________________________________________________________________
================================================================================================

(a) Calculated using average shares outstanding.
(b) Ratios are based on average daily net assets of $11,006,982.
(c) Annualized.
(d) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                            -----------------------
                            AIM V.I. BLUE CHIP FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Blue Chip Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. CAPITAL
        APPRECIATION FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Capital Appreciation Fund seeks to provide growth of capital.

                                                     AIM--Registered Trademark--

        PROSPECTUS
        JULY 16, 2001

                                       This prospectus contains important
                                       information about the Series II
                                       class shares ("Series II shares") of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       An investment in the fund:
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                         ANNUAL
YEAR ENDED                                               TOTAL
DECEMBER 31                                              RETURNS
-----------                                              -------
1994 .................................................     2.50%
1995 .................................................    35.69%
1996 .................................................    17.58%
1997 .................................................    13.50%
1998 .................................................    19.30%
1999 .................................................    44.61%
2000 .................................................   -10.91%

     During the periods shown in the bar chart, the highest quarterly return was 35.78% (quarter ended December 31, 1999) and the lowest quarterly return was -22.15% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                         SINCE            INCEPTION
December 31, 2000)                          1 YEAR          5 YEARS          INCEPTION            DATE
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          (10.91)%         15.45%            17.37%           05/05/93
Standard & Poor's 500 Index(1)               (9.10)%         18.33%            17.72%(2)        04/30/93(2)
-----------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.61% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                            YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                           2000           1999          1998         1997         1996
                                                        ----------     ----------     --------     --------     --------
Net asset value, beginning of period                    $    35.58     $    25.20     $  21.75     $  19.43     $  16.55
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.05)         (0.02)        0.02         0.03         0.02
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (3.79)         11.17         4.12         2.58         2.89
========================================================================================================================
    Total from investment operations                         (3.84)         11.15         4.14         2.61         2.91
========================================================================================================================
Less distributions:
  Dividends from net investment income                          --          (0.02)       (0.04)       (0.02)       (0.03)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.90)         (0.75)       (0.65)       (0.27)          --
========================================================================================================================
    Total distributions                                      (0.90)         (0.77)       (0.69)       (0.29)       (0.03)
========================================================================================================================
Net asset value, end of period                          $    30.84     $    35.58     $  25.20     $  21.75     $  19.43
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                             (10.91)%        44.61%       19.30%       13.51%       17.58%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $1,534,209     $1,131,217     $647,248     $522,642     $370,063
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                       0.82%(a)       0.73%        0.67%        0.68%        0.73%
========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.17)%(a)     (0.06)%       0.11%        0.18%        0.18%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                         98%            65%          83%          65%          59%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)Ratios are based on average daily net assets of $1,477,199,248.
(b)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C., on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Capital Appreciation Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. CAPITAL DEVELOPMENT FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Capital Development Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

        PROSPECTUS
        JULY 16, 2001

                                       This prospectus contains important
                                       information about the Series II
                                       class shares ("Series II shares") of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       An investment in the fund:
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2
- - - - - - - - - - - - - - - - - - - - - - - -

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos, Invierta con DISCIPLINA and Design and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  Among factors which the portfolio managers may consider when purchasing these securities are: (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities in the fund at a desirable price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The fund may participate in the initial public offering (IPO) market. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total returns.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower. Total return information in the bar chart and table below may be affected by special market factors, including the fund's investments in the initial public offering markets, which may have a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                   ANNUAL
YEAR ENDED                         TOTAL
DECEMBER 31                        RETURNS
-----------                        -------
1999...............................29.10%
2000............................... 9.25%

  During the period shown in the bar chart, the highest quarterly return was 29.66% (quarter ended December 31, 1999) and the lowest quarterly return was -7.39% (quarter ended June 30, 2000).

PERFORMANCE TABLE

The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                         SINCE     INCEPTION
December 31, 2000)                  1 YEAR   INCEPTION     DATE
--------------------------------------------------------------------
AIM V.I. Capital Development Fund    9.25%     10.48%    05/01/98
Standard & Poor's 500 Index(1)      (9.10)%     8.04%(3) 04/30/98(3)
Russell 2500(TM) Index(2)            4.27%      6.20%(3) 04/30/98(3)
--------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Russell 2500(TM) Index as its primary index rather than the Standard & Poor's 500 Index since the Russell 2500(TM) Index more closely reflects the performance of the securities in which the fund invests.
(2) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.
(3) The average annual total return given is since the date closest to the inception date of the fund.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.56% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, he was among other offices, Senior Vice President and portfolio manager for John Hancock Advisers, Inc. and its predecessors.

- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

  Total return information in this table may be affected by special market factors, including the fund's investments in the initial public offering markets, which may have a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

                                                                                          FOR THE PERIOD
                                                                   YEAR ENDED                 MAY 1,
                                                                  DECEMBER 31,           (DATE OPERATIONS
                                                              ---------------------     COMMENCED) THROUGH
                                                              2000(a)       1999(a)    DECEMBER 31, 1998(a)
                                                              -------       -------    --------------------
Net asset value, beginning of period                          $11.89        $ 9.21            $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)        (0.03)             0.03
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.11          2.71             (0.78)
===========================================================================================================
    Total from investment operations                            1.10          2.68             (0.75)
===========================================================================================================
Less distributions from net investment income                     --            --             (0.04)
===========================================================================================================
Net asset value, end of period                                $12.99        $11.89            $ 9.21
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                 9.25%        29.10%            (7.51)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $74,874       $11,035            $3,172
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.19%(c)      1.23%             1.21%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.38%(c)      3.42%             5.80%(d)
===========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.07)%(c)    (0.32)%            0.62%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                          110%          132%               45%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.
(c) Ratios are based on average daily net assets of $39,776,995.
(d) Annualized.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Capital Development Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. DENT
        DEMOGRAPHIC TRENDS FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Dent Demographic Trends Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

        PROSPECTUS
        JULY 16, 2001

                                       This prospectus contains important
                                       information about the Series II
                                       class shares ("Series II shares") of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       An investment in the fund;
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                          2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for the period prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). The performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
The following bar chart shows the performance of the fund's shares for the year ended December 31, 2000.

                                    [GRAPH]

                                                        ANNUAL
YEAR ENDED                                              TOTAL
DECEMBER 31                                             RETURN
-----------                                             ------
2000 ................................................   -17.90%

  During the period shown in the bar chart, the highest quarterly return was 11.10% (quarter ended March 31, 2000) and the lowest quarterly return was -23.77% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                       SINCE        INCEPTION
December 31, 2000)                              1 YEAR     INCEPTION        DATE
-------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund           (17.90)%    (17.81)%      12/29/99
Russell 3000--Registered Trademark-- Index(1)    (7.46)%     (7.46)%(2)   12/31/99(2)
-------------------------------------------------------------------------------------

(1) The Russell 3000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund. The subadvisor has acted as an investment advisor since 1999.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.62% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, he was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  FOR THE PERIOD
                                                                                   DECEMBER 29,
                                                                                 (DATE OPERATIONS
                                                                                    COMMENCED)
                                                               YEAR ENDED            THROUGH
                                                              DECEMBER 31,         DECEMBER 31,
                                                                2000(a)                1999
                                                              ------------       ----------------
Net asset value, beginning of period                            $ 10.00               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                             (0.07)                  --
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.72)                  --
=================================================================================================
    Total from investment operations                              (1.79)                  --
=================================================================================================
Less distributions from net investment income                      0.00                   --
=================================================================================================
Net asset value, end of period                                  $  8.21               $10.00
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  (17.90)%                 --
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,300               $1,000
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.40%(c)             1.40%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.63%(c)            12.58%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets       (0.69)%(c)            2.96%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                              92%                  --
_________________________________________________________________________________________________
=================================================================================================

(a)Calculated using average shares outstanding.
(b)Total returns are not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.
(c)Ratios are based on average daily net assets of $20,711,350.
(d)Annualized.

                     -------------------------------------
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                     -------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------
AIM V.I. Dent Demographic Trends Fund
SEC 1940 Act file number: 811-7452
-------------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. DIVERSIFIED
        INCOME FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

                                                     AIM--Registered Trademark--
        PROSPECTUS
        JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.

  The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  The prices of foreign securities may be further affected by other factors including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

  The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                         ANNUAL
YEAR ENDED                                               TOTAL
DECEMBER 31                                              RETURNS
-----------                                              -------
1994 .................................................    -5.07%
1995 .................................................    19.02%
1996 .................................................    10.19%
1997 .................................................     9.39%
1998 .................................................     3.58%
1999 .................................................    -1.92%
2000 .................................................     0.69%

During the periods shown in the bar chart, the highest quarterly return was 5.54% (quarter ended June 30, 1995) and the lowest quarterly return was -3.16% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                         SINCE            INCEPTION
December 31, 2000)                          1 YEAR          5 YEARS          INCEPTION            DATE
-----------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund             0.69%           4.28%             5.23%            05/05/93
Lehman Aggregate Bond Index(1)              11.63%           6.46%             6.72%(2)         04/30/93(2)
-----------------------------------------------------------------------------------------------------------

(1) The Lehman Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.60% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares received at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                             2000(a)        1999          1998          1997          1996
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                         $ 10.06       $ 10.94       $ 11.29       $ 10.33       $ 10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.76          0.64          0.75          0.73          0.73
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.69)        (0.85)        (0.35)         0.24          0.28
============================================================================================================================
    Total from investment operations                            0.07         (0.21)         0.40          0.97          1.01
============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.64)        (0.67)        (0.57)        (0.01)        (0.68)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --            --         (0.18)           --            --
============================================================================================================================
    Total distributions                                        (0.64)        (0.67)        (0.75)        (0.01)        (0.68)
============================================================================================================================
Net asset value, end of period                               $  9.49       $ 10.06       $ 10.94       $ 11.29       $ 10.33
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                 0.80%        (1.92)%        3.58%         9.39%        10.19%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $83,722       $99,509       $96,445       $89,319       $63,624
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                         0.90%(b)      0.83%         0.77%         0.80%         0.86%
============================================================================================================================
Ratio of net investment income to average net assets            7.84%(b)      7.20%         6.99%         6.90%         7.09%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           74%           83%           50%           52%           76%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $91,043,914.
(c)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Diversified Income Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. GLOBAL
        UTILITIES FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Global Utilities Fund seeks to achieve a high total return.

                                                     AIM--Registered Trademark--

        PROSPECTUS
        JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of domestic and foreign public utility companies. The fund may also invest in non-utility securities, but generally will invest in securities of companies that derive revenues from utility-related activities such as providing services, equipment or fuel sources to utilities. Such companies may include those that provide maintenance services to electric, telephone or natural gas utilities, companies that provide energy sources such as coal or uranium, fuel service and equipment companies, companies that provide pollution control for water utilities, and companies that build pipelines or turbines which help produce electricity.

  The fund may invest up to 80% of its total assets in foreign securities, including securities of issuers located in developing countries. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund will normally invest in the securities of companies located in at least four different countries, including the United States. The fund may invest up to 25% of its total assets in convertible securities of public utility companies. The fund may also invest up to 25% of its total assets in public utility company, non-convertible bonds. The fund may invest up to 10% of its total assets in lower-quality debt securities, i.e., "junk bonds."

  The fund is a non-diversified portfolio. With respect to 50% of its total assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. The portfolio managers focus on securities that have favorable prospects for high total return. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, the fund may invest up to 100% of its total assets in securities of U.S. issuers. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

  The value of the fund's shares is particularly vulnerable to factors affecting the utility company industry, such as substantial economic, operational, competitive, or regulatory changes. Such changes may, among other things, increase compliance costs or the costs of doing business. In addition, increases in fuel, energy and other prices have historically limited the growth potential of utility companies. Because the fund focuses its investments in the public utility industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are valued.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

  The fund may participate in the initial public offering (IPO) market. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total returns.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown does not reflect charges at the separate account level. If they did, the performance shown would be lower. Total return information in the bar chart and table below may be affected by special market factors, including the fund's investments in the initial public offering markets, which may have a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                         ANNUAL
YEAR ENDED                                               TOTAL
DECEMBER 31                                              RETURNS
-----------                                              -------
1995 .................................................    26.74%
1996 .................................................    12.07%
1997 .................................................    21.63%
1998 .................................................    16.49%
1999 .................................................    33.56%
2000 .................................................    -2.28%

  During the periods shown in the bar chart, the highest quarterly return was 25.88% (quarter ended December 31, 1999), and the lowest quarterly return was -9.73% (quarter ended June 30, 2000).

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ending                                                  SINCE              INCEPTION
DECEMBER 31, 2000)                1 YEAR            5 YEARS            INCEPTION              DATE
-------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund    (2.28)%            15.69%              15.08%             05/02/94
Standard & Poor's 500 Index(1)    (9.10)%            18.33%              19.70%(3)          04/30/94(3)
Lipper Utility Fund Index(2)       8.57%             15.14%              14.51%(3)          04/30/94(3)
-------------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) Lipper Utility Fund Index measures the performance of the 30 largest utilities funds charted by Lipper Inc., an independent mutual funds performance monitor.
(3) The average annual total return given is since the date closest to the inception date of the fund.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.65% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Freidli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible with the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

- Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

  Total return information in this table may be affected by special market factors, including the fund's investments in the initial public offering markets, which may have a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                             2000(a)       1999(a)        1998          1997          1996
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                         $ 22.80       $ 17.36       $ 15.26       $ 12.55       $ 11.64
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.29          0.32          0.35          0.32          0.40
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.80)         5.49          2.15          2.40          0.99
============================================================================================================================
    Total from investment operations                           (0.51)         5.81          2.50          2.72          1.39
============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.23)        (0.37)        (0.28)           --         (0.41)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.90)           --         (0.12)        (0.01)        (0.07)
============================================================================================================================
    Total distributions                                        (1.13)        (0.37)        (0.40)        (0.01)        (0.48)
============================================================================================================================
Net asset value, end of period                               $ 21.16       $ 22.80       $ 17.36       $ 15.26       $ 12.55
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(d)                                                (2.28)%       33.56%        16.49%        21.63%        12.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $49,536       $39,772       $28,134       $22,079       $13,576
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                         1.10%(b)      1.14%         1.11%         1.28%         1.40%(c)
============================================================================================================================
Ratio of net investment income to average net assets            1.23%(b)      1.72%         2.46%         2.81%         3.56%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           50%           45%           32%           28%           47%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $47,278,796.
(c)After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(d)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                         ------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C., on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
AIM V.I. Global Utilities Fund
SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. GOVERNMENT
        SECURITIES FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Government Securities Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.
                                                     AIM--Registered Trademark--
        PROSPECTUS
        JULY 16, 2001

                                       This prospectus contains important
                                       information about the Series II
                                       class shares ("Series II shares") of
                                       the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       An investment in the fund;
                                          - is not FDIC insured;
                                          - may lose value; and
                                          - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FUND MANAGEMENT                                3
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    3

Advisor Compensation                           3

Portfolio Managers                             3

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares              4

Pricing of Shares                              4

Taxes                                          4

Dividends and Distributions                    4

Share Classes                                  4

Distribution Plan                              4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. The fund may also invest up to 20% of its assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                         ANNUAL
YEAR ENDED                                               TOTAL
DECEMBER 31                                              RETURNS
-----------                                              -------
1994 .................................................   -3.73%
1995 .................................................   15.56%
1996 .................................................    2.29%
1997 .................................................    8.16%
1998 .................................................    7.73%
1999 .................................................   -1.32%
2000 .................................................   10.12%

  During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -2.82% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                       SINCE        INCEPTION
December 31, 2000)                 1 YEAR     5 YEARS      INCEPTION         DATE
-------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund                             10.12%      5.31%        5.37%         05/05/93
Lehman Intermediate Government
  Bond Index(1)                    10.47%      6.19%        6.06%(2)      04/30/93(2)
-------------------------------------------------------------------------------------

(1) The Lehman Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.50% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Laurie F. Brignac, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Clint Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Lyman Missimer III, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been affiliated with the advisor and/or its affiliates since 1995.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                             2000(a)       1999(a)       1998(a)        1997          1996
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                         $ 10.63       $ 11.18       $ 10.67       $  9.87       $ 10.17
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.66          0.63          0.63          0.59          0.58
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.41         (0.78)         0.20          0.22         (0.35)
============================================================================================================================
    Total from investment operations                            1.07         (0.15)         0.83          0.81          0.23
============================================================================================================================
Less dividends from net investment income                      (0.54)        (0.40)        (0.32)        (0.01)        (0.53)
============================================================================================================================
Net asset value, end of period                               $ 11.16       $ 10.63       $ 11.18       $ 10.67       $  9.87
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                10.12%        (1.32)%        7.73%         8.16%         2.29%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $84,002       $70,761       $58,185       $33,800       $24,527
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets (including interest
  expense):                                                     0.97%(b)      0.90%         0.76%         0.87%         0.91%
============================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):                                                     0.85%(b)      0.80%         0.76%         0.87%         0.91%
============================================================================================================================
Ratio of net investment income to average net assets            6.03%(b)      5.75%         5.70%         5.85%         5.80%
============================================================================================================================
Ratio of interest expense to average net assets                 0.12%(b)      0.10%           --            --            --
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           87%           41%           78%           66%           32%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $71,655,187.
(c)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
AIM V.I. Government Securities Fund
SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

        AIM V.I. GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        SERIES II SHARES

        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Growth Fund seeks to provide growth of capital.

                                                     AIM--Registered Trademark--
        PROSPECTUS
        JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to seek growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may invest up to 25% of its assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                         ANNUAL
YEAR ENDED                                               TOTAL
DECEMBER 31                                              RETURNS
-----------                                              -------
1994 .................................................    -2.48%
1995 .................................................    34.77%
1996 .................................................    18.09%
1997 .................................................    26.87%
1998 .................................................    34.12%
1999 .................................................    35.24%
2000 .................................................   -20.49%

  During the periods shown in the bar chart, the highest quarterly return was 27.80% (quarter ended December 31, 1998) and the lowest quarterly return was -22.25% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                     SINCE         INCEPTION
December 31, 2000)                           1 YEAR        5 YEARS       INCEPTION         DATE
-----------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                         (20.49)%       16.66%        16.13%          05/05/93
Standard & Poor's 500 Index(1)                (9.10)%       18.33%        17.72%(2)       04/30/93(2)
-----------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.61% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1986.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
                                                    2000     1999(a)      1998       1997       1996
                                                  --------   --------   --------   --------   --------
Net asset value, beginning of period              $  32.25   $  24.80   $  19.83   $  16.25   $  14.44
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.03       0.01       0.08       0.08       0.07
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (6.60)      8.63       6.57       4.27       2.52
======================================================================================================
    Total from investment operations                 (6.57)      8.64       6.65       4.35       2.59
======================================================================================================
Less distributions:
  Dividends from net investment income                0.00      (0.06)     (0.09)     (0.09)     (0.06)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.87)     (1.13)     (1.59)     (0.68)     (0.72)
======================================================================================================
    Total distributions                              (0.87)     (1.19)     (1.68)     (0.77)     (0.78)
======================================================================================================
Net asset value, end of period                    $  24.81   $  32.25   $  24.80   $  19.83   $  16.25
______________________________________________________________________________________________________
======================================================================================================
Total return(c)                                     (20.49)%    35.24%     34.12%     26.87%     18.09%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $879,182   $704,096   $371,915   $258,852   $178,638
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets               0.83%(b)   0.73%      0.72%      0.73%      0.78%
======================================================================================================
Ratio of net investment income to average net
  assets                                              0.11%(b)   0.04%      0.41%      0.54%      0.79%
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate                                162%       101%       133%       132%       143%
______________________________________________________________________________________________________
======================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $913,313,151.
(c)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                              --------------------
                              AIM V.I. GROWTH FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Growth Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

       AIM V.I. GROWTH
       AND INCOME FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      SERIES II SHARES

      Shares of the fund are currently offered only to insurance company separate accounts.

      AIM V.I. Growth and Income Fund seeks to provide growth of capital with a secondary objective of current income.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II
                                     class shares ("Series II shares") of
                                     the fund. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
        --Registered Trademark--                        --Registered Trademark--

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                         ANNUAL
YEAR ENDED                                               TOTAL
DECEMBER 31                                              RETURNS
-----------                                              -------
1995 .................................................    33.86%
1996 .................................................    19.94%
1997 .................................................    25.72%
1998 .................................................    27.68%
1999 .................................................    34.25%
2000 .................................................   -14.56%

  During the periods shown in the bar chart, the highest quarterly return was 26.48% (quarter ended December 31, 1998) and the lowest quarterly return was -16.33% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------
(for the periods ended                                        SINCE       INCEPTION
December 31, 2000)                   1 YEAR      5 YEARS     INCEPTION       DATE
-------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund      (14.56)%       17.17%     17.66%     05/02/94
Standard & Poor's 500 Index(1)        (9.10)%       18.33%     19.70%(2)  04/30/94(2)
-------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.60% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1995.

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1994, and has been associated with the advisor and/or its affiliates since 1987.

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------
                                                   2000(a)      1999(a)      1998(a)       1997       1996
                                                  ----------   ----------   ----------   --------   --------
Net asset value, beginning of period              $    31.59   $    23.75   $    18.87   $  15.03   $  12.68
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.01         0.06         0.26       0.13       0.16
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (4.56)        8.05         4.95       3.74       2.36
============================================================================================================
    Total from investment operations                   (4.55)        8.11         5.21       3.87       2.52
============================================================================================================
Less distributions:
  Dividends from net investment income                 (0.04)       (0.16)       (0.09)     (0.01)     (0.14)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (0.81)       (0.11)       (0.24)     (0.02)     (0.03)
============================================================================================================
    Total distributions                                (0.85)       (0.27)       (0.33)     (0.03)     (0.17)
============================================================================================================
Net asset value, end of period                    $    26.19   $    31.59   $    23.75   $  18.87   $  15.03
____________________________________________________________________________________________________________
============================================================================================================
Total return(c)                                       (14.56)%      34.25%       27.68%     25.72%     19.95%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $2,514,262   $2,443,264   $1,262,059   $639,113   $209,332
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                 0.85%(b)     0.77%        0.65%      0.69%      0.78%
============================================================================================================
Ratio of net investment income to average net
  assets                                                0.04%(b)     0.22%        1.34%      1.15%      2.05%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                   75%          93%         140%       135%       148%
____________________________________________________________________________________________________________
============================================================================================================

(a) Calculated using average shares outstanding.
(b) Ratios are based on average daily net assets of $2,688,675,129.
(c) Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                        -------------------------------
                        AIM V.I. GROWTH AND INCOME FUND
                        -------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
 AIM V.I. Growth and Income Fund
 SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM V.I. HIGH YIELD FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      SERIES II SHARES

      Shares of the fund are currently offered only to insurance company separate accounts.

      AIM V.I. High Yield Fund seeks to achieve a high level of current income.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      JULY 16, 2001

                                     This prospectus contains important
                                     information about the
                                     Series II class shares ("Series II
                                     shares") of the fund.
                                     Please read it before investing and
                                     keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Shares Classes                               4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing at least 65% of the value of its assets in publicly traded, lower-quality debt securities, i.e., "junk bonds." The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or Standard & Poor's Rating Services or deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  Although the portfolio managers focus on debt securities that they believe have favorable prospects for high current income, they also consider the possibility of growth of capital of the security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. Junk bonds are less sensitive to this risk than are higher-quality bonds.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors claims. The value of junk bonds often fluctuates in response to company, political or economic growth developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                                      ANNUAL
YEAR ENDED                            TOTAL
DECEMBER 31                           RETURNS
-----------                           -------
1999...............................    10.52%
2000...............................   -19.01%

  During the period shown in the bar chart, the highest quarterly return was 5.06% (quarter ended December 31, 1999) and the lowest quarterly return was -14.05% (quarter ended December 31, 2000).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
(for the periods ended                                  SINCE               INCEPTION
December 31, 2000)                   1 YEAR            INCEPTION              DATE
---------------------------------------------------------------------------------------
AIM V.I. High Yield Fund             (19.01)%            (6.87)%            05/01/98
Lehman High Yield Index(1)           (5.86)%             (2.05)%(2)         04/30/98(2)
---------------------------------------------------------------------------------------

(1) The Lehman High Yield Index is an index that includes all fixed-income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100mm, and at least one year to maturity.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000 the advisor received compensation of 0.57% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2001. From 1992 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

- Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                           FOR THE PERIOD
                                                                                               MAY 1,
                                                                   YEAR ENDED             (DATE OPERATIONS
                                                                  DECEMBER 31,               COMMENCED)
                                                              ---------------------            THROUGH
                                                               2000         1999(a)       DECEMBER 31, 1998
                                                              -------       -------       -----------------
Net asset value, beginning of period                          $  9.02       $  8.84            $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.91          1.03              0.39
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.64)        (0.10)            (1.15)
===========================================================================================================
    Total from investment operations                            (1.73)         0.93             (0.76)
===========================================================================================================
Less distributions from net investment income                   (0.94)        (0.75)            (0.40)
===========================================================================================================
Net asset value, end of period                                $  6.35       $  9.02            $ 8.84
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                (19.14)%       10.52%            (7.61)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,151       $25,268            $7,966
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.13%(c)      1.14%             1.13%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.19%(c)      1.42%             2.50%(d)
===========================================================================================================
Ratio of net investment income to average net assets            11.44%(c)     11.07%             9.75%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                                            72%          127%               39%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year. Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.
(c) Ratios are based on average daily net assets of $27,626,986.
(d) Annualized.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. High Yield Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM V.I. INTERNATIONAL
      EQUITY FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      SERIES II SHARES

      Shares of the fund are currently offered only to insurance company separate accounts.

      AIM V.I. International Equity Fund seeks to provide long-term growth of capital.

                                                    AIM--Registered Trademark--
      PROSPECTUS
      JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II
                                     class shares ("Series II shares") of
                                     the fund. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investment will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1994 ...........................................  -1.61%
1995 ...........................................  17.24%
1996 ...........................................  20.05%
1997 ...........................................   6.94%
1998 ...........................................  15.49%
1999 ...........................................  55.04%
2000 ........................................... -26.40%

  During the periods shown in the bar chart, the highest quarterly return was 41.88% (quarter ended December 31, 1999) and the lowest quarterly return was -13.81% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                           SINCE      INCEPTION
December 31, 2000)                                   1 YEAR      5 YEARS       INCEPTION      DATE
---------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                  (26.40)%      11.09%        11.62%       05/05/93
Morgan Stanley Capital International EAFE Index(1)  (14.17)%       7.13%         8.19%(2)    04/30/93(2)
---------------------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.73% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts or participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                  YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------
                                                      2000     1999(a)      1998       1997       1996
                                                    --------   --------   --------   --------   --------
Net asset value, beginning of period                $  29.29   $ 19.62    $  17.13   $  16.36   $  13.66
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.18      0.08        0.15       0.10       0.07
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (7.88)    10.59        2.50       1.03       2.67
========================================================================================================
    Total from investment operations                   (7.70)    10.67        2.65       1.13       2.74
========================================================================================================
Less distributions:
  Dividends from net investment income                 (0.06)    (0.19)      (0.16)     (0.08)     (0.04)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (1.41)    (0.81)         --      (0.28)        --
========================================================================================================
    Total distributions                                (1.47)    (1.00)      (0.16)     (0.36)     (0.04)
========================================================================================================
Net asset value, end of period                      $  20.12   $ 29.29    $  19.62   $  17.13   $  16.36
________________________________________________________________________________________________________
========================================================================================================
Total return(c)                                       (26.40)%   55.04%      15.49%      6.94%     20.05%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $437,336  $454,060    $240,314   $211,023   $165,738
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                 1.02%(b)  0.97%       0.91%      0.93%      0.96%
========================================================================================================
Ratio of net investment income to average net
  assets                                                0.83%(b)  0.38%       0.80%      0.68%      0.78%
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                   88%       97%         76%        57%        59%
________________________________________________________________________________________________________
========================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average net assets of $463,993,620.
(c)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. International Equity Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM V.I. MONEY
      MARKET FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      SERIES II SHARES

      Shares of the fund are currently offered only to insurance company separate accounts.

      AIM V.I. Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                                                    AIM--Registered Trademark--

       PROSPECTUS
       JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the fund.
                                     Please read it before investing and
                                     keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     There can be no assurance that the
                                     fund will be able to maintain a
                                     stable net asset value of $1.00 per
                                     share.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including:

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

  The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks. Any percentage limitations with respect to the fund are applied at the time of purchase.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                 [GRAPH]

                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1994 ...........................................   3.64%
1995 ...........................................   5.70%
1996 ...........................................   4.95%
1997 ...........................................   5.13%
1998 ...........................................   5.06%
1999 ...........................................   4.66%
2000 ...........................................   5.83%

  During the periods shown in the bar chart, the highest quarterly return was 1.49% (quarter ended September 30, 2000) and the lowest quarterly return was 0.58% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the fund's performance over the periods indicated. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                            SINCE      INCEPTION
December 31, 2000)            1 YEAR   5 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------
AIM V.I. Money Market Fund     5.83%    5.13%      4.76%     05/05/93
-----------------------------------------------------------------------

  The AIM V.I. Money Market Fund's seven day yield on December 31, 2000 was 5.96%. For the current seven day yield, call (800) 347-4246.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2000, the advisor received compensation of 0.40% of average daily net assets.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all of its securities based on the amortized cost method. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares on each business day and pays any dividends daily to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund may distribute net realized short-term gains, if any, frequently to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                 YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                              2000          1999          1998          1997          1996
                                                             -------       -------       -------       -------       -------
Net asset value, beginning of period                         $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.06          0.05          0.05          0.05          0.05
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                  (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
============================================================================================================================
Net asset value, end of period                               $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 5.83%         4.66%         5.06%         5.14%         4.97%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $73,864       $95,152       $64,090       $58,635       $63,529
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                         0.71%(a)      0.60%         0.58%         0.59%         0.55%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net assets            5.66%(a)      4.59%         4.94%         5.01%         4.84%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)Ratios are based on average daily net assets of $75,824,258.
(b)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Money Market Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

       AIM V.I.
       NEW TECHNOLOGY FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

       SERIES II SHARES

       Shares of the fund are currently offered only to insurance company separate accounts.

       AIM V.I. New Technology Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

       PROSPECTUS
       JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II class
                                     shares ("Series II shares") of the
                                     fund. Please read it before investing
                                     and keep it for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information in
                                     this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

       [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
       --Registered Trademark--                         --Registered Trademark--

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     2
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            5

Pricing of Shares                            5

Taxes                                        5

Dividends and Distributions                  5

Share Classes                                5

Distribution Plan                            5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing at least 65% of its total assets in equity securities of technology and science companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes. Such companies include those that develop, manufacture, or sell computer and electronic components and equipment, software, semiconductors, Internet technology, communications services and equipment, mobile communications, broadcasting, healthcare and medical technology, and biotechnology and medical devices. The securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small cap companies. Under normal conditions, the top 10 holdings may comprise up to one third of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research; product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since many equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  Because the fund focuses its investments in the technology and science industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

  The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of your shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology and science companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

  In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The fund may participate in the initial public offering (IPO) market. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total returns.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]

                                                       ANNUAL
YEAR ENDED                                             TOTAL
DECEMBER 31                                            RETURNS
-----------                                            -------
1994.................................................    7.15%
1995.................................................   23.66%
1996.................................................   19.34%
1997.................................................   14.56%
1998.................................................   22.11%
1999.................................................  106.52%
2000.................................................  -36.29%

  During the periods shown in the bar chart, the highest quarterly return was 63.10% (quarter ended December 31, 1999) and the lowest quarterly return was -38.83% (quarter ended December 31, 2000). Performance prior to October 15, 1999 was for a predecessor fund. In addition, for periods prior to May 1, 2000 the performance shown above relates to the fund before changing its investment strategy to emphasize securities of companies in the technology industry as well as the telecommunications industry. Effective May 1, 2001, the fund changed its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                   SINCE              INCEPTION
December 31, 2000)                 1 YEAR            5 YEARS            INCEPTION             DATE
-------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund(1)    (36.29)%           17.04%              17.37%            10/18/93
Standard & Poor's 500 Index(2)      (9.10)%           18.33%              17.83%(3)         10/31/93(3)
-------------------------------------------------------------------------------------------------------

(1) Performance prior to October 15, 1999 was for a predecessor fund. In addition, for periods prior to May 1, 2000 performance shown above relates to the fund before changing its investment strategy to include securities of companies in the technology industry. Effective May 1, 2001, the fund changed its investment strategy to increase its emphasis on the technology industry and decrease its emphasis on the telecommunications industry.
(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(3) The average annual total return given is since the date closest to the inception date of the fund.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000 the advisor received compensation of 1.00% of the fund's daily average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

- Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, he was a Senior Portfolio Manager for Waddell & Reed.

- Robert Lloyd, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power. From 1995 to 1997, he was a trader for Enron.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                               2000           1999          1998          1997          1996
                                                              -------       --------       -------       -------       -------
Net asset value, beginning of period                          $ 32.96       $  20.66       $ 18.40       $ 18.14       $ 16.87
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.20          (0.14)        (0.01)        (0.02)        (0.05)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (11.05)         18.46          3.99          2.59          3.31
==============================================================================================================================
    Total from investment operations                           (10.85)         18.32          3.98          2.57          3.26
==============================================================================================================================
Less distributions:
  Dividends from net investment income                             --             --            --            --         (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.58)         (6.02)        (1.72)        (2.31)        (1.97)
==============================================================================================================================
    Total distributions                                         (3.58)         (6.02)        (1.72)        (2.31)        (1.99)
==============================================================================================================================
Net asset value, end of period                                $ 18.53       $  32.96       $ 20.66       $ 18.40       $ 18.14
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                (36.29)%       106.52%        22.11%        14.56%        19.34%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $69,310       $108,428       $69,459       $68,186       $63,258
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.31%(a)       1.27%         1.17%         1.11%         1.12%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.31%(a)       1.27%         1.18%         1.16%         1.17%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      0.74%(a)      (0.62)%       (0.04)%       (0.10)%       (0.26)%
==============================================================================================================================
Ratio of interest expense to average net assets                    --           0.01%         0.01%           --            --
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                           131%           124%           73%           91%           77%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)Ratios are based on average daily net assets of $102,445,227.
(b)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                          ----------------------------
                          AIM V.I. NEW TECHNOLOGY FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. New Technology Fund
SEC 1940 Act file number: 811-7452
----------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM V.I. VALUE FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      SERIES II SHARES

      Shares of the fund are currently offered only to insurance company separate accounts.

      AIM V.I. Value Fund seeks to achieve long-term growth of capital. Income is a secondary objective.

                                                     AIM--Registered Trademark--

       PROSPECTUS
       JULY 16, 2001

                                     This prospectus contains important
                                     information about the Series II
                                     class shares ("Series II shares") of
                                     the fund. Please read it before
                                     investing and keep it for future
                                     reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

Share Classes                                4

Distribution Plan                            4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objectives by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund also may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instrument, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

-Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

-Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

-Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

-Markets--The securities markets of other countries are smaller than U.S.
 securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate rate account level. If they did, the performance shown would be lower.

  Series II shares were first offered July 16, 2001. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's shares from year to year.

                                    [GRAPH]


                              ANNUAL
YEAR ENDED                    TOTAL
DECEMBER 31                   RETURNS
-----------                   -------
1994........................   4.04%
1995........................  36.25%
1996........................  15.02%
1997........................  23.69%
1998........................  32.41%
1999........................  29.90%
2000........................ -14.65%

  During the periods shown in the bar chart, the highest quarterly return was 27.04% (quarter ended December 31, 1998) and the lowest quarterly return was -12.00% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on July 16, 2001. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown. All performance shown assumes the reinvestment of dividends and capital gains.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                              SINCE             INCEPTION
December 31, 2000)               1 YEAR          5 YEARS          INCEPTION             DATE
-------------------------------------------------------------------------------------------------
AIM V.I. Value Fund              (14.65)%         15.87%            17.33%            05/05/93
Standard & Poor's 500 Index(1)    (9.10)%         18.33%            17.72%(2)         04/30/93(2)
-------------------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 2000, the advisor received compensation of 0.61% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are as follows:

- Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since 1993, and has been associated with the advisor and/or its affiliates since 1990.

- Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager of Van Kampen American Capital Asset Management, Inc. and portfolio manager of various growth and equity funds.

- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

  Mixed and shared funding may present certain conflicts of interest. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I and Series II. Each class is identical except that Series II has a distribution plan or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single Series I share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                             YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------------
                                                     2000(a)          1999(a)            1998            1997           1996
                                                    ----------       ----------       ----------       --------       --------
Net asset value, beginning of period                $    33.50       $    26.25       $    20.83       $  17.48       $  16.11
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.04             0.06             0.09           0.08           0.30
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (4.94)            7.76             6.59           4.05           2.09
==============================================================================================================================
    Total from investment operations                     (4.90)            7.82             6.68           4.13           2.39
==============================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.04)           (0.09)           (0.13)         (0.19)         (0.10)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (1.26)           (0.48)           (1.13)         (0.59)         (0.92)
==============================================================================================================================
    Total distributions                                  (1.30)           (0.57)           (1.26)         (0.78)         (1.02)
==============================================================================================================================
Net asset value, end of period                      $    27.30       $    33.50       $    26.25       $  20.83       $  17.48
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                         (14.68)%          29.90%           32.41%         23.69%         15.02%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,746,161       $2,383,367       $1,221,384       $690,841       $369,735
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                   0.84%(b)         0.76%            0.66%          0.70%          0.73%
==============================================================================================================================
Ratio of net investment income to average net
  assets                                                  0.12%(b)         0.20%            0.68%          1.05%          2.00%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                     62%              62%             100%           127%           129%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $2,733,652,844.
(c)Total return does not reflect charges at the separate account level and these charges would reduce the total return figures for all periods shown.

                              -------------------
                              AIM V.I. VALUE FUND
                              -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM V.I. Value Fund
SEC 1940 Act file number: 811-7452
----------------------------------

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